Share-Based Compensation - Additional information (Details) - 2012 Stock Incentive Plan - Benson Hill, Inc $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Share-Based Compensation
Stock options exercisable, number | shares	3,631,740
Stock options exercisable, weighted average remaining contractual life	7 years 1 month 6 days
Stock options exercisable, weighted average exercise price | $ / shares	$ 0.86
Stock options exercisable, aggregate intrinsic value	$ 4,636
Stock options exercised, total intrinsic value	$ 523
Stock options vested or expected to vest, number | shares	7,099,490
Fair value of shares vested	$ 835
Stock options vested or expected to vest, weighted average remaining contractual life	7 years 8 months 12 days
Stock options vested or expected to vest, weighted average exercise price | $ / shares	$ 1.05
Stock options vested or expected to vest, aggregate intrinsic value	$ 7,726
Unrecognized compensation cost related to employee unvested stock options granted	$ 2,374
Recognize total unrecognized compensation cost over a remaining weighted average period	2 years 6 months